Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in litigation relating to claims arising out of its ordinary course of business. Management believes that there are no claims or actions pending or threatened against the Company, the ultimate disposition of which would have a material impact on the Company’s financial position, results of operations or cash flows.

16.	COMMITMENTS AND CONTINGENCIES

(a) Lease Commitments

The Company leases office space, equipment and vehicles under noncancelable operating leases which expire by 2019. Certain of these leases contain rent holidays and scheduled rent increases which are included in the Company’s rent expense and recognized on a straight-line basis. Total rent expense under these operating leases was $2.4 million, $1.9 million and $1.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Future minimum lease payments under noncancelable operating leases and (with initial remaining lease terms in excess of one year) as of December 31, 2013 are as follows (in thousands):

Operating Leases
Year:
2014	$3,066
2015	2,834
2016	2,235
2017	2,219
2018	2,180
Thereafter	2,030

Total minimum lease payments	$14,564

(b) Government Grants

The Company receives grants from the French government to pursue research and development of its French products. These grants are refundable when and if the products become technologically feasible. The Company has recorded grants received of $974,000 and $933,000 in accrued expenses in the consolidated balance sheets as of December 31, 2013 and December 31, 2012, respectively. There are potential contingent gains on grants recorded as liabilities related to products that will not be viable.

(c) Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of its ordinary course of business. Management believes that there are no claims or actions pending or threatened against the Company, the ultimate disposition of which would have a material impact on the Company’s financial position, results of operations or cash flows.